Acquisition and sale of businesses and brands and purchase of non-controlling interests - Sales of businesses and brands (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Net assets disposed of
Goodwill	£ (2,227)	£ (2,287)
Property, plant and equipment	(6,142)	(5,848)	£ (4,849)
Deferred tax	2,042	2,205	1,845
Net defined benefit liability (asset)	(594)	(1,165)	(447)
Net assets	(9,292)	(9,514)
Gain/(loss) on disposal before taxation	4,736	4,387	3,706
Taxation	(970)	(1,049)	(907)
Profit for the year	3,766	3,338	2,799
Disposal group, disposed of by sale, not discontinued operations
Sale consideration
Cash received	499	106	14
(Cash)/overdraft disposed of	(13)	2	0
Transaction and other directly attributable costs paid	(24)	(26)	0
Net cash received	462	82	14
Transaction costs payable	(5)	(16)	1
Consideration received sale of businesses and brands	457	66	15
Net assets disposed of
Goodwill	0	(14)	0
Property, plant and equipment	(106)	(11)	(2)
Assets and liabilities held for sale	(79)	0	0
Inventories	(28)	(4)	0
Other working capital	69	15	1
Other borrowings	2	1	0
Corporate tax	(3)	(5)	0
Deferred tax	5	(2)	0
Net defined benefit liability (asset)	4	0	0
Net assets	(136)	(20)	(1)
Impairment charge recognised up until the date of sale	(3)	0	0
Exchange recycled from other comprehensive income	18	(63)	0
Gain/(loss) on disposal before taxation	336	(17)	14
Taxation	(29)	(23)	0
Profit for the year	307	£ (40)	£ 14
Disposal group, disposed of by sale, not discontinued operations | Guinness Cameroun SA
Sale consideration
Cash received	384
(Cash)/overdraft disposed of	(13)
Transaction and other directly attributable costs paid	(17)
Net cash received	354
Transaction costs payable	(8)
Consideration received sale of businesses and brands	346
Net assets disposed of
Goodwill	0
Property, plant and equipment	(103)
Assets and liabilities held for sale	0
Inventories	(24)
Other working capital	69
Other borrowings	2
Corporate tax	(3)
Deferred tax	5
Net defined benefit liability (asset)	4
Net assets	(50)
Impairment charge recognised up until the date of sale	(3)
Exchange recycled from other comprehensive income	17
Gain/(loss) on disposal before taxation	310
Taxation	(42)
Profit for the year	268
Disposal group, disposed of by sale, not discontinued operations | Other Individually Immaterial Business Disposed
Sale consideration
Cash received	115
(Cash)/overdraft disposed of	0
Transaction and other directly attributable costs paid	(7)
Net cash received	108
Transaction costs payable	3
Consideration received sale of businesses and brands	111
Net assets disposed of
Goodwill	0
Property, plant and equipment	(3)
Assets and liabilities held for sale	(79)
Inventories	(4)
Other working capital	0
Other borrowings	0
Corporate tax	0
Deferred tax	0
Net defined benefit liability (asset)	0
Net assets	(86)
Impairment charge recognised up until the date of sale	0
Exchange recycled from other comprehensive income	1
Gain/(loss) on disposal before taxation	26
Taxation	13
Profit for the year	£ 39